Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Operating Revenue

Operating revenue:

Year Ended March 31	2012	2013	2014
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,306,953	¥3,204,258	¥3,129,362
Intersegment	459,309	455,562	442,948

Total	3,766,262	3,659,820	3,572,310
Long distance and international communications business—
External customers	1,573,150	1,554,706	1,713,439
Intersegment	105,506	103,241	96,463

Total	1,678,656	1,657,947	1,809,902
Mobile communications business—
External customers	4,211,099	4,431,032	4,422,614
Intersegment	28,904	39,090	38,589

Total	4,240,003	4,470,122	4,461,203
Data communications business—
External customers	1,108,212	1,154,143	1,221,481
Intersegment	143,598	149,373	122,374

Total	1,251,810	1,303,516	1,343,855
Other—
External customers	307,948	356,601	438,278
Intersegment	775,282	895,261	890,248

Total	1,083,230	1,251,862	1,328,526
Elimination	(1,512,599)	(1,642,527)	(1,590,622)

Consolidated total	¥10,507,362	¥10,700,740	¥10,925,174

Schedule of Segment Profit

Segment profit:

Year Ended March 31	2012	2013	2014
	Millions of yen
Segment profit:
Regional communications business	¥87,349	¥92,965	¥127,240
Long distance and international communications business	116,669	121,293	127,476
Mobile communications business	876,406	836,446	817,230
Data communications business	71,542	85,818	67,916
Other	56,555	53,257	56,098

Total segment profit	1,208,521	1,189,779	1,195,960
Elimination	14,445	12,189	17,693

Consolidated operating income	1,222,966	1,201,968	1,213,653
Other income	103,737	92,995	172,082
Other expenses	87,373	97,316	91,540

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,239,330	¥1,197,647	¥1,294,195

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥131	¥213	¥203
Long distance and international communications business	891	622	1,895
Mobile communications business	(25,489)	(35,885)	(78,311)
Data communications business	38	106	228
Other	16,877	18,851	25,193

Consolidated total	¥(7,552)	¥(16,093)	¥(50,792)

Schedule of Segment Assets

Segment assets:

As of March 31	2012	2013	2014
	Millions of yen
Segment Assets:
Regional communications business	¥7,458,775	¥7,337,100	¥7,162,076
Long distance and international communications business	1,770,522	1,871,626	2,314,780
Mobile communications business	7,090,883	7,336,070	7,676,820
Data communications business	1,515,686	1,597,446	1,774,562
Other	9,923,344	10,422,450	10,664,076

Total segment assets	27,759,210	28,564,692	29,592,314
Elimination	(8,369,511)	(9,015,625)	(9,307,365)

Consolidated total	¥19,389,699	¥19,549,067	¥20,284,949

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 8.

Schedule of Other Significant Items

Other significant items:

Year Ended March 31	2012	2013	2014
	Millions of yen
Depreciation and amortization:
Regional communications business	¥816,359	¥794,246	¥751,906
Long distance and international communications business	137,176	142,309	149,734
Mobile communications business	688,518	701,658	719,132
Data communications business	140,075	137,961	135,358
Other	122,676	117,451	118,415

Total segment	1,904,804	1,893,625	1,874,545
Elimination	5,894	5,620	5,748

Consolidated total	¥1,910,698	¥1,899,245	¥1,880,293

Capital investments for segment assets:
Regional communications business	¥811,977	¥786,004	¥722,829
Long distance and international communications business	152,348	147,503	168,413
Mobile communications business	726,833	753,660	703,124
Data communications business	133,966	122,113	147,725
Other	121,486	160,695	150,672

Consolidated total	¥1,946,610	¥1,969,975	¥1,892,763

Point program expenses:
Regional communications business	¥5,615	¥5,801	¥7,713
Long distance and international communications business	2,166	1,321	484
Mobile communications business	95,790	74,651	70,837

Consolidated total	¥103,571	¥81,773	¥79,034

Goodwill impairment losses:
Long distance and international communications business	—	23,042	—
Mobile communications business	—	7,281	—
Data communications business	4,764	—	—

Consolidated total	¥4,764	¥30,323	¥—

Schedule of Operating Revenue

Transfers between operating segments are made at arms-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information:

Year Ended March 31	2012	2013	2014
	Millions of yen
Operating revenue:
Domestic	¥9,594,645	¥9,746,669	¥9,729,179
Foreign	912,717	954,071	1,195,995

Consolidated total	¥10,507,362	¥10,700,740	¥10,925,174